Employee Benefit Plans (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Savings Plan
Employee contribution matched (as a percent)	100.00%	100.00%
Contributions charged to expense		$ 28,196	$ 23,113	$ 21,077
Stock purchase plan
Employee contribution matched (as a percent)		15.00%
Contributions charged to expense		$ 1,793	$ 1,600	$ 1,514
Maximum
Retirement Savings Plan
Eligible employee compensation for matching contribution (as a percent)	5.00%	4.00%
Company discretionary contributions (as a percent)		4.00%